Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	349.65
Maximum Aggregate Offering Price	$ 874,125,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,716.66
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of common stock of Advanced Energy Industries, Inc. (the "Registrant") that become issuable under the Advanced Energy Industries, Inc. 2023 Omnibus Incentive Plan (the "Plan") in accordance with the adjustment and anti-dilution provisions of the Plan. (2) Estimated in accordance with Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee based on a per share price of $349.65, the average of the high and low price per share of the Registrant's common stock on May 5, 2026, as reported on the Nasdaq Global Select Market. (3) Represents shares of the Registrant's common stock issuable under the Plan.